Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (Unaudited) (Parenthetical) 10-Q	6 Months Ended
Jun. 30, 2026 USD ($)
Offering costs	$ 1,096,508
Common Class A [Member] | Common Stock [Member]
Offering costs	$ 3,038,332